Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
BNY Mellon Concentrated Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	20.46%	16.03%	10.61%
BNY Mellon Concentrated Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.41%	14.35%	9.07%
BNY Mellon Concentrated Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.47%	12.73%	8.34%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	26.27%	15.68%	12.02%